Cash and Cash Equivalents - Summary of Highly Liquid Financial Instruments (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Highly liquid financial instruments
Highly liquid financial instruments	$ 1,337,754	$ 295,551
Financial assets at fair value through profit or loss, category [member]
Highly liquid financial instruments
Highly liquid financial instruments	132,043	28,772
Financial assets at fair value through other comprehensive income [member]
Highly liquid financial instruments
Highly liquid financial instruments	$ 1,205,711	$ 266,779